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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mainstream Investment Advisers, LLC
                 -----------------------------------
   Address:      101 West Spring Street
                 -----------------------------------
                 Fourth Floor
                 -----------------------------------
                 New Albany, IN  47150
                 -----------------------------------

Form 13F File Number: 28-6888
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Diane J. Hulls
         -------------------------------
Title:   Director
         -------------------------------
Phone:   812-981-7053
         -------------------------------

Signature, Place, and Date of Signing:

Diane J. Hulls                     New Albany, Indiana      July 23, 2002
-------------------------------    --------------------   ----------------
[Signature]                        [City, State]          [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


   List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.
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
                                                FAIR
                             TITLE             MARKET   SHARES OF
                              OF    CUSIP       VALUE    PRINCIPAL  SOLE  SHARED  OTHER    SOLE    SHARED   NONE
NAME OF ISSUER               CLASS  NUMBER     (x$1000)   AMOUNT    (A)    (B)    (C)     MANAGERS  (A)     (B)    (C)
-----------------------------------------------------------------------------------------------------------------------
 ANGLO AMERICAN PLC ADR     PREFER 03485P102      654      40000     N        X                 230          40000
 ARKANSAS BEST CORP-DEL     OTC IS 040790107      382      15000     N        X                 230          15000
 ABITIBI-CONSOLIDATED INC   COMMON 003924107     1292     140000     N        X                 230         140000
 AGCO CORP                  COMMON 001084102     2438     125000     N        X                 230         125000
 AMERADA HESS CORP          COMMON 023551104     2063      25000     N        X                 230          25000
 AK STEEL HOLDING CORP      COMMON 001547108     1729     135000     N        X                 230         135000
 ALBEMARLE CORP             COMMON 012653101      923      30000     N        X                 230          30000
 ALEXANDER & BALDWIN INC    OTC IS 014482103      418      16200     N        X                 230          16200
 AMETEK INC NEW             COMMON 031100100     1304      35000     N        X                 230          35000
 ASIA PULP & PAPER CO LTD A COMMON 04516V100       18     100000     N        X                 230         100000
 ARACRUZ CELULOSE SA ADR    COMMON 03849620       900      45000     N        X                 230          45000
 BOEING CO                  COMMON 097023105     1800      40000     N        X                 230          40000
 BOISE CASCADE CORP         COMMON 097383103     5352     155000     N        X                 230         155000
 BASF AG SPONS ADR          COMMON 055262505     3720      80000     N        X                 230          80000
 BROKEN HILL PROPRIETARY LT COMMON 088606108     2053     174000     N        X                 230         174000
 BOWATER INC                COMMON 102183100     1631      30000     N        X                 230          30000
 BOC GROUP PLC-SPONSORED AD COMMON 055617609     1103      34900     N        X                 230          34900
 PEABODY ENERGY CORP        COMMON 704549104     1698      60000     N        X                 230          60000
 CROWN CORK & SEAL CO INC   COMMON 228255105      993     145000     N        X                 230         145000
 CENTURY ALUMINUM CO        OTC IS 156431108      383      25750     N        X                 230          25750
 C H ROBINSON WORLDWIDE INC OTC IS 12541W100      671      20000     N        X                 230          20000
 PILGRIMS PRIDE CORP        COMMON 721467108      140      10000     N        X                 230          10000
 CNH GLOBAL N.V.            COMMON N20935107      169      42000     N        X                 230          42000
 CANADIAN NATL RAILWAY CO   COMMON 136375102      791      15000     N        X                 230          15000
 CONOCO INC                 COMMON 208251504      556      20000     N        X                 230          20000
 ROCKWELL COLLINS INC       COMMON 774341101     2194      80000     N        X                 230          80000
 CARPENTER TECHNOLOGY CORP  COMMON 144285103     2132      74000     N        X                 230          74000
 E I DU PONT DE NEMOURS & C COMMON 263534109      888      20000     N        X                 230          20000
 DEERE & CO                 COMMON 244199105     1198      25000     N        X                 230          25000
 DOW CHEMICAL CO            COMMON 260543103     3094      90000     N        X                 230          90000
 DOMTAR INC                 COMMON 257561100     1473     125000     N        X                 230         125000
 ECOLAB INC                 COMMON 278865100     1849      40000     N        X                 230          40000
 EMMIS BROADCASTING CORP-CL OTC IS 291525103     1589      75000     N        X                 230          75000
 EASTMAN CHEMICAL CO        COMMON 277432100     4456      95000     N        X                 230          95000
 EMERSON ELECTRIC CO        COMMON 291011104     1070      20000     N        X                 230          20000
 FREEPORT MCMORAN COPPER &  COMMON 35671D857     2678     150000     N        X                 230         150000
 FLUOR CORP NEW             COMMON 343412102     1558      40000     N        X                 230          40000
 FERRO CORP                 COMMON 315405100     1960      65000     N        X                 230          65000
 FEDERAL SIGNAL CORP        COMMON 313855108      960      40000     N        X                 230          40000
 H B FULLER & CO            OTC IS 359694106      439      15000     N        X                 230          15000
 FORWARD AIR CORP           OTC IS 349853101      492      15000     N        X                 230          15000
 GREAT LAKES CHEM CORP      COMMON 390568103      397      15000     N        X                 230          15000
 GRAFTECH INTERNATIONAL LTD COMMON 384313102      185      15000     N        X                 230          15000
 HCA-HEALTHCARE CO          COMMON 404119109      475      10000     N        X                 230          10000
 HARRIS CORP -W/RTS TO PUR  COMMON 413875105     4711     130000     N        X                 230         130000
 IMPERIAL CHEM INDS PLC ADR COMMON 452704505     1348      70000     N        X                 230          70000

 INTERNATIONAL PAPER CO     COMMON 460146103     3704      85000     N        X                 230          85000
 INGERSOLL RAND CO          COMMON G4776G101     1598      35000     N        X                 230          35000
 KENNAMETAL INC             COMMON 489170100     3301      90200     N        X                 230          90200
 KANSAS CITY SOUTHN INDS IN COMMON 485170302      527      31000     N        X                 230          31000
 LAMAR ADVERTISING CO-CL A  OTC IS 512815101      874      23500     N        X                 230          23500
 LONGVIEW FIBRE CO          COMMON 543213102      820      87000     N        X                 230          87000
 LIQUIDMETAL TECHNOLOGIES   OTC IS 53634X100      290      25000     N        X                 230          25000
 METHANEX CORP              OTC IS 59151K108       83      10000     N        X                 230          10000
 MEADWESTVACO CORP          COMMON 583334107     4363     130000     N        X                 230         130000
 INCO LTD                   COMMON 453258402     2138      95000     N        X                 230          95000
 ***NOVA CHEMICALS CORP     COMMON 66977W109      888      39400     N        X                 230          39400
 NORDSON CORP               OTC IS 655663102      614      24900     N        X                 230          24900
 ENPRO INDS INC             COMMON 29355X107      604     115000     N        X                 230         115000
 NORANDA INC                OTC IS 655422103      828      65600     N        X                 230          65600
 NEWELL RUBBERMAID INC      COMMON 651229106      526      15000     N        X                 230          15000
 OCCIDENTAL PETE CORP-DEL   COMMON 674599105     2999     100000     N        X                 230         100000
 POTLATCH CORP              COMMON 737628107     1701      50000     N        X                 230          50000
 PLUM CREEK TIMBER CO LP    COMMON 729251108     5373     175000     N        X                 230         175000
 SOUTHERN PERU COPPER CORP  OTC IS 843611104      974      65000     N        X                 230          65000
 PHELPS DODGE CORP          COMMON 717265102     1858      45100     N        X                 230          45100
 PRIDE INTERNATIONAL INC    COMMON 74153Q102      392      25000     N        X                 230          25000
 PARKER HANNIFIN CORP       COMMON 701094104      717      15000     N        X                 230          15000
 KONINKLIJKE PHILIPS ADR    COMMON 500472303      414      15000     N        X                 230          15000
 ***POSCO SPONSORED ADR     COMMON 693483109      545      20000     N        X                 230          20000
 PENTAIR INC                COMMON 709631105     1457      30300     N        X                 230          30300
 POTASH CORP OF SASKATCHEWA COMMON 73755L107      334       5000     N        X                 230           5000
 PPG INDS INC               COMMON 693506107     2352      38000     N        X                 230          38000
 P.A.M TRANSPORTATION SERVI OTC IS 693149106      480      20000     N        X                 230          20000
 PROVIDIAN FINL CORP        COMMON 74406A102      617     105000     N        X                 230         105000
 PENN VA RESOURCES PARTNERS COMMON 707884102      778      38400     N        X                 230          38400
 PECHINEY-SPONSORED ADR     OTC IS 705151207     1145      50000     N        X                 230          50000
 RYDER SYSTEM INC           COMMON 783549108      675      24900     N        X                 230          24900
 REYNOLDS & REYNOLDS CO  CL COMMON 761695105     1957      70000     N        X                 230          70000
 ROHM & HAAS CO             COMMON 775371107     1012      25000     N        X                 230          25000
 ROCKWELL INTL CORP NEW     COMMON 773903109     2997     150000     N        X                 230         150000
 RIO TINTO PLC ADR          COMMON 767204100     3508      47400     N        X                 230          47400
 SCHNITZER STEEL INDUSTRIES OTC IS 806882106      312      14000     N        X                 230          14000
 STORA ENSO CORP ADR        COMMON 86210M106     2385     180000     N        X                 230         180000
 SIGMA-ALDRICH CORP         OTC IS 826552101     3009      60000     N        X                 230          60000
 SILGAN HOLDINGS INC        OTC IS 827048109     1011      25000     N        X                 230          25000
 SAPPI LTD ADR              COMMON 803069202      981      70000     N        X                 230          70000
 SMURFIT-STONE CONTAINER CO OTC IS 832727101     2621     170000     N        X                 230         170000
 ***STAKE TECHNOLOGY LTD    OTC IS 852559103       40      15000     N        X                 230          15000
 STEEL DYNAMICS INC         OTC IS 858119100     1930     117200     N        X                 230         117200
 TELEDYNE INC               COMMON 879360105      415      20000     N        X                 230          20000
 TEREX CORP NEW             COMMON 880779103      335      14900     N        X                 230          14900
 TEMPLE INLAND INC          COMMON 879868107     1447      25000     N        X                 230          25000
 TIMKEN CO W/RTS TO PUR CER COMMON 887389104     1117      50000     N        X                 230          50000
 TYSON FOODS INC-CL A       COMMON 902494103     1535      99000     N        X                 230          99000
 WASTE MANAGEMENT INC       COMMON 94106L109      782      30000     N        X                 230          30000
 WABASH NATIONAL CORP       COMMON 929566107      748      74800     N        X                 230          74800
 USX-U S STEEL GROUP        COMMON 912909108     3381     170000     N        X                 230         170000

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                           --------------------

Form 13F Information Table Entry Total:                    98
                                                           --------------------

Form 13F Information Table Value Total:                   $143,816,624
                                                           --------------------
                                                                    (thousands)